Other Net Operating Results	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Net Operating Results

22. OTHER NET OPERATING RESULTS

	2017	2016	2015
Lawsuits	(1,240)	(1,253)	(1,188)
Construction incentive (1)	188	422	621
Insurance	206	—	371
Results from deconsolidation of subsidiaries (2)	—	1,528	—
Income from extension of concession agreements with partners of JO	—	1,407	—
Temporary economic assistance (3)	—	759	711
Miscellaneous	32	531	1,167

	(814)	3,394	1,682

(1)	Corresponds to the incentive for Argentine manufacturers of capital goods received by AESA. See Note 31.
(2)	See Note 27.b).
(3)	Corresponds to the temporary economic assistance received by Metrogas. See Note 31.